Convertible Preferred Shares	12 Months Ended
Dec. 31, 2021
Convertible Preferred Shares [Abstract]
CONVERTIBLE PREFERRED SHARES

NOTE 13:-   CONVERTIBLE PREFERRED SHARES

In June and December 2019, the Company issued shares of Series B convertible preferred shares aggregated to 10,468,517 shares and 975,855 Warrants to purchase Series B-2 preferred shares for total gross proceeds of $31,571. In addition, the Company issued 4,144,887 shares of Series B-1 convertible preferred shares for $2.41 per share representing the conversion of the principal amount of convertible loan of $10,000.

In March 2020, the Company issued additional 394,626 shares of Series B convertible preferred shares and 36,775 Warrants to purchase Series B-2 preferred shares for total proceeds of $1,190.

In December 2020, Warrants B-2 were exercised resulting with the issuance of 71,977 shares of Series B-2 convertible preferred shares for total gross proceeds of $256.

During 2021, Warrants B-2 that were outstanding on December 31, 2020 were exercised resulting with the issuance of 1,021,974 shares of Series B-2 convertible preferred shares for total gross proceeds of $3,637, and an additional 172,912 Series B-2 convertible preferred shares were issued upon the cashless exercise of Warrants B-2.

Pursuant to the Merger Agreement and pursuant to shareholder approval (see Note 3) effective October 7, 2021, the Company affected the Recapitalization pursuant to which (a) Warrants to purchase Ordinary Shares and Preferred Shares were exercised in accordance with their respective terms; (b) immediately following such exercise, each outstanding convertible preferred share was converted into Ordinary Shares in accordance with the Company’s then existing Articles in an aggregate amount upon full conversion of $63,467, and (c) immediately following such conversion, pursuant to the Recapitalization, the Company effected a 46.25783-for-one stock split and par value of the ordinary shares was changed from NIS 0.01 per share to NIS 0.000216 per share, with the result that, following the Recapitalization and prior to the Merger there were 35,056,127 Ordinary Shares outstanding, and the Ordinary Shares are the only class of capital shares outstanding.

Pursuant to the Merger Agreement, the Company adopted its restated articles, pursuant to which the Company’s authorized capital consisted of 130,000,000 Ordinary Shares, with a par value of NIS 0.000216 per share